Intangible Assets - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Finite Lived Intangible Assets [Line Items]
Amortization expense on intangible assets	$ 67,900	$ 68,079	$ 129,495	$ 130,398
Total Purchase Price, Including Contingent Payable	$ 16,047		$ 26,411